Operating Segments and Geographic Information - Operating Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2015	Sep. 27, 2015	Jun. 28, 2015	Mar. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Depreciation expense									$ 47,200	$ 46,600	$ 43,700
Amortization of intangibles									98,385	103,791	58,426
Severance, restructuring, and acquisition integration costs	$ 11,700	$ 12,800	$ 5,900	$ 8,400	$ 13,600	$ 14,100	$ 4,900	$ 14,600	38,770	47,170	70,827
Patent settlement	(10,300)
Acquisition of property, plant and equipment									53,974	54,969	45,459
Segment assets	3,806,803				3,290,602				3,806,803	3,290,602	3,232,202
Broadcast Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									10,414	39,078	48,557
Enterprise Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									11,962	723	3,318
Industrial Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									9,923	6,228	11,953
Network Solutions [Member]
Segment Reporting Information [Line Items]
Severance, restructuring, and acquisition integration costs									6,471	1,141	6,999
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Segment revenues									2,357,805	2,360,583	2,320,219
Affiliate revenues									8,125	7,929	12,269
Segment EBITDA									433,189	401,666	360,342
Depreciation expense									47,208	46,551	43,736
Amortization of intangibles									98,385	103,791	58,426
Severance, restructuring, and acquisition integration costs									38,770	47,170	70,827
Purchase accounting effects of acquisitions									(2,079)	9,747	12,540
Deferred gross profit adjustments									(6,687)	(52,876)	(10,777)
Patent settlement									(5,554)	0	0
Acquisition of property, plant and equipment									53,582	53,572	42,442
Segment assets	913,998				934,280				913,998	934,280	960,782
Reportable Segment [Member] | Broadcast Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									769,753	739,970	757,767
Affiliate revenues									744	916	821
Segment EBITDA									137,870	113,638	116,966
Depreciation expense									16,229	16,295	15,854
Amortization of intangibles									47,248	49,812	49,562
Severance, restructuring, and acquisition integration costs									10,414	39,078	48,440
Purchase accounting effects of acquisitions									(2,991)	132	8,574
Deferred gross profit adjustments									(1,774)	(2,446)	(10,777)
Patent settlement									(5,554)	0	0
Acquisition of property, plant and equipment									15,713	27,365	17,091
Segment assets	325,396				346,095				325,396	346,095	378,024
Reportable Segment [Member] | Enterprise Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									603,188	605,910	626,614
Affiliate revenues									5,977	5,322	8,467
Segment EBITDA									101,298	100,214	89,352
Depreciation expense									13,226	12,591	14,443
Amortization of intangibles									1,718	1,720	1,827
Severance, restructuring, and acquisition integration costs									11,962	723	3,435
Purchase accounting effects of acquisitions									912	52	608
Acquisition of property, plant and equipment									22,679	10,323	13,395
Segment assets	246,564				238,400				246,564	238,400	259,344
Reportable Segment [Member] | Industrial Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									585,476	603,350	682,374
Affiliate revenues									1,325	1,613	2,927
Segment EBITDA									101,248	99,941	106,097
Depreciation expense									11,038	11,235	11,145
Amortization of intangibles									2,394	3,154	1,236
Severance, restructuring, and acquisition integration costs									9,923	6,228	11,953
Purchase accounting effects of acquisitions									0	334	1,328
Acquisition of property, plant and equipment									10,486	8,836	10,053
Segment assets	226,306				231,265				226,306	231,265	255,997
Reportable Segment [Member] | Network Solutions [Member]
Segment Reporting Information [Line Items]
Segment revenues									399,388	411,353	253,464
Affiliate revenues									79	78	54
Segment EBITDA									92,773	87,873	47,927
Depreciation expense									6,715	6,430	2,294
Amortization of intangibles									47,025	49,105	5,801
Severance, restructuring, and acquisition integration costs									6,471	1,141	6,999
Purchase accounting effects of acquisitions									0	9,229	2,030
Deferred gross profit adjustments									4,913	50,430	0
Acquisition of property, plant and equipment									4,704	7,048	1,903
Segment assets	$ 115,732				$ 118,520				$ 115,732	$ 118,520	$ 67,417